PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Receivables from third-party online payment platforms	30,317	96,560
Prepaid advertising expenses and service fee	211,604	95,318
Receivables related to the exercise of share-based awards*	172,452	79,182
Deposits	68,390	63,201
Prepaid income tax	42,380	46,277
Staff loans and advances	33,672	25,744
Others	41,958	36,415
Total	600,773	442,697
*	It mainly represented receivables from a third-party share option brokerage platform for the exercise of share-based awards due to the timing of settlement.